Condensed Consolidating Guarantor Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Guarantor Financial Statements [Abstract]
Condensed Consolidating Guarantor Financial Statements

21. Condensed Consolidating Guarantor Financial Statements

Willbros Group, Inc. (the “Parent”) and its 100% owned U.S. subsidiaries (the “Guarantors”) may fully and unconditionally guarantee, on a joint and several basis, the obligations of the Company under debt securities that it may issue pursuant to a universal shelf registration statement on Form S-3 filed by the Company with the SEC. There are currently no restrictions on the ability of the Guarantors to transfer funds to the Parent in the form of cash dividends or advances. Condensed consolidating financial information for a) the Parent, b) the Guarantors and c) all other direct and indirect subsidiaries (the “Non-Guarantors”) as of December 31, 2011 and December 31, 2010 and for the years ended December 31, 2011, 2010 and 2009 follows.

Condensed consolidating financial information for a) the Parent, b) the Guarantors and c) the Non-Guarantors at December 31, 2010 and for the years ended December 31, 2010 and 2009 have been revised to properly reflect certain errors in Guarantor and Non-Guarantor financial information previously presented, to properly reflect certain errors in intercompany transactions previously presented, as well as, to properly present non-controlling interest within the “Eliminations” column under the equity method of accounting. Such adjustments increased total assets $22,800 for the Parent at December 31, 2010, decreased total assets $52,900 for the Guarantors at December 31, 2010 and increased total assets $64,000 for the Non-Guarantors at December 31, 2010. Offsetting revisions were made to the Eliminations column. Such adjustments also decreased pre-tax income (loss) $41,600 and increased pre-tax income (loss) $37,400 for the Guarantors for the years ended December 31, 2010 and 2009, respectively, and increased pre-tax income (loss) $40,400 and decreased pre-tax income (loss) $39,200 for the Non-Guarantors for the years ended December 31, 2010 and 2009, respectively. Offsetting revisions were made to the Eliminations column. Additionally, for the Parent, such adjustments decreased operating cash flows $23,000, increased investing cash flows $10,400 and increased financing cash flows $12,600 for the year ended December 31, 2010 and increased operating cash flows $5,800 and decreased financing cash flows $5,800 for the year ended December 31, 2009. For the Guarantors, such adjustments decreased operating cash flows $55,500, increased investing cash flows $17,300 and increased financing cash flows $39,400 for the year ended December 31, 2010 and increased operating cash flows $152,200, decreased investing cash flows $4,400 and decreased financing cash flows $222,400 for the year ended December 31, 2009. Finally, for the Non-Guarantors, such adjustments increased operating cash flows $78,600, decreased investing cash flows $27,700 and decreased financing cash flows $52,100 for the year ended December 31, 2010 and decreased operating cash flows $158,000, increased investing cash flows $4,400 and increased financing cash flows $228,300 for the year ended December 31, 2009. These revisions had no impact on the Company’s consolidated results of operations, financial position and cash flows for all periods presented.

CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$188	$27,885	$30,613	$—	$58,686
Accounts receivable, net	109	249,126	52,280	—	301,515
Contract cost and recognized income not yet billed	—	36,443	647	—	37,090
Prepaid expenses and other assets	14,960	21,094	7,502	(427)	43,129
Parts and supplies inventories	—	7,553	4,340	—	11,893
Deferred income taxes	3,001	8,351	(1,156)	(8,351)	1,845
Assets held for sale	—	—	32,758	—	32,758
Receivables from affiliated companies	444,106	77,068	—	(521,174)	—

Total current assets	462,364	427,520	126,984	(529,952)	486,916
Deferred income taxes	103,326	—	33	(103,359)	—
Property, plant and equipment, net	—	147,969	18,506	—	166,475
Goodwill	—	8,067	—	—	8,067
Other intangible assets, net	—	179,916	—	—	179,916
Investment in subsidiaries	29,860	—	—	(29,860)	—
Other assets	189	19,519	689	—	20,397

Total assets	$595,739	$782,991	$146,212	$(663,171)	$861,771

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Notes payable and current portion of long-term debt	$32,050	$—	$—	$(427)	$31,623
Accounts payable and accrued liabilities	57	195,087	26,413	—	221,557
Contract billings in excess of cost and recognized income	—	16,145	1,855	—	18,000
Current portion of capital lease obligations	—	2,822	(4)	—	2,818
Current portion of settlement obligation of discontinued operations	—	—	14,000	—	14,000
Accrued income taxes	11,325	—	2,009	(8,351)	4,983
Other current liabilities	207	1,105	6,163	—	7,475
Liabilities held for sale	—	—	13,990	—	13,990
Payables to affiliated companies	318,683	37,039	165,452	(521,174)	—

Total current liabilities	362,322	252,198	229,878	(529,952)	314,446
Long-term debt	—	230,707	—	—	230,707
Capital lease obligations	—	3,648	(2)	—	3,646
Long-term portion of settlement obligation of discontinued operations	—	—	41,500	—	41,500
Contingent earnout	—	—	—	—	—
Long-term liabilities for unrecognized tax benefits	1,839	—	2,191	—	4,030
Deferred income taxes	—	105,095	1,258	(103,359)	2,994
Other long-term liabilities	—	31,934	936	—	32,870

Total liabilities	364,161	623,582	275,761	(633,311)	630,193
Stockholders’ equity:
Total stockholders’ equity	231,578	159,409	(129,549)	(29,860)	231,578

Total liabilities and stockholders’ equity	$595,739	$782,991	$146,212	$(663,171)	$861,771

CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2010 (As Revised)
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$60,483	$73,822	$—	$134,305
Accounts receivable, net	820	246,605	50,856	—	298,281
Contract cost and recognized income not yet billed	—	21,153	2,579	—	23,732
Prepaid expenses and other assets	18,490	35,478	543	—	54,511
Parts and supplies inventories	—	5,068	5,003	—	10,071
Deferred income taxes	11,004	—	—	—	11,004
Assets held for sale	—	32,014	52,154	—	84,168
Receivables from affiliated companies	183,451	18,706	—	(202,157)	—

Total current assets	213,765	419,507	184,957	(202,157)	616,072
Deferred income taxes	63,169	—	16	(46,615)	16,570
Property, plant and equipment, net	—	175,606	28,585	—	204,191
Goodwill	—	185,222	11,074	—	196,296
Other intangible assets, net	—	195,457	—	—	195,457
Investment in subsidiaries	350,062	—	—	(350,062)	—
Other assets	80	42,225	(546)	—	41,759

Total assets	$627,076	$1,018,017	$224,086	$(598,834)	$1,270,345

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Notes payable and current portion of long-term debt	$58,671	$12,923	$—	$—	$71,594
Accounts payable and accrued liabilities	638	149,680	34,260	—	184,578
Contract billings in excess of cost and recognized income	—	14,830	28	—	14,858
Current portion of government obligations	—	—	6,575	—	6,575
Current portion of capital lease obligations	—	5,237	129	—	5,366
Accrued income taxes	8,495	1	2,230	(8,370)	2,356
Other current liabilities	1,688	1,106	2,038	—	4,832
Liabilities held for sale	—	3,877	27,548	—	31,425
Payables to affiliated companies	—	—	202,157	(202,157)	—

Total current liabilities	69,492	187,654	274,965	(210,527)	321,584
Long-term debt	32,054	273,173	—	—	305,227
Capital lease obligations	—	5,523	218	—	5,741
Contingent earnout	—	10,000	—	—	10,000
Long-term liabilities for unrecognized tax benefits	1,990	—	2,876	—	4,866
Deferred income taxes	—	96,725	2,083	(38,245)	60,563
Other long-term liabilities	—	38,743	81	—	38,824

Total liabilities	103,536	611,818	280,223	(248,772)	746,805
Stockholders’ equity:
Total stockholders’ equity	523,540	406,199	(56,137)	(350,062)	523,540

Total liabilities and stockholders’ equity	$627,076	$1,018,017	$224,086	$(598,834)	$1,270,345

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Contract revenue	$—	$1,387,520	$227,520	$—	$1,615,040
Operating expenses:
Contract	—	1,271,162	201,258	—	1,472,420
Amortization of intangibles	—	15,681	—	—	15,681
General and administrative	2,808	128,558	3,379	—	134,745
Goodwill impairment	—	167,753	10,822	—	178,575
Settlement of project dispute	—	8,236	—	—	8,236
Changes in fair value of contingent earnout	—	(10,000)	—	—	(10,000)
Acquisition costs	—	—	—	—	—
Other charges	—	105	—	—	105

Operating income (loss)	(2,808)	(193,975)	12,061	—	(184,722)
Other income (expense):
Equity in loss of consolidated subsidiaries	(320,202)	—	(1,195)	321,397	—
Interest expense, net	(3,240)	(41,911)	34	—	(45,117)
Loss on early extinguishment of debt	—	(6,304)	—	—	(6,304)
Other, net	(212)	(334)	116	—	(430)

Income (loss) from continuing operations before income taxes	(326,462)	(242,524)	11,016	321,397	(236,573)
Provision (benefit) for income taxes	(32,446)	5	148	—	(32,293)

Income (loss) from continuing operations	(294,016)	(242,529)	10,868	321,397	(204,280)
Income (loss) from discontinued operations net of provision for income taxes	—	(4,261)	(84,280)	—	(88,541)

Net income (loss)	(294,016)	(246,790)	(73,412)	321,397	(292,821)
Less: Income attributable to noncontrolling interest	—	—	—	(1,195)	(1,195)

Net income (loss) attributable to Willbros Group, Inc.	$(294,016)	$(246,790)	$(73,412)	$320,202	$(294,016)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Contract revenue	$—	$893,369	$231,703	$—	$1,125,072
Operating expenses:
Contract	—	795,532	199,800	—	995,332
Amortization of intangibles	—	9,724	—	—	9,724
General and administrative	32,059	67,993	12,319	—	112,371
Goodwill impairment	—	60,000	—	—	60,000
Settlement of project dispute		—	—	—	—
Changes in fair value of contingent earnout	—	(45,340)	—	—	(45,340)
Acquisition costs	—	10,055	—	—	10,055
Other charges	—	3,771	—	—	3,771

Operating income (loss)	(32,059)	(8,366)	19,584	—	(20,841)
Other income (expense):
Equity in loss of consolidated subsidiaries	(37,303)	—	(1,207)	38,510	—
Interest expense, net	(7,755)	(20,065)	143	—	(27,677)
Loss on early extinguishment of debt	—	—	—	—	—
Other, net	4	828	817	—	1,649

Income (loss) from continuing operations before income taxes	(77,113)	(27,603)	19,337	38,510	(46,869)
Provision (benefit) for income taxes	(40,077)	5,928	3,101	—	(31,048)

Income (loss) from continuing operations	(37,036)	(33,531)	16,236	38,510	(15,821)
Income (loss) from discontinued operations net of provision for income taxes	—	1,484	(21,492)	—	(20,008)

Net income (loss)	(37,036)	(32,047)	(5,256)	38,510	(35,829)
Less: Income attributable to noncontrolling interest	—	—	—	(1,207)	(1,207)

Net income (loss) attributable to Willbros Group, Inc.	$(37,036)	$(32,047)	$(5,526)	$37,303	$(37,036)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2009
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Contract revenue	$—	$937,713	$248,096	$—	$1,185,809
Operating expenses:
Contract	—	835,553	210,591	—	1,046,144
Amortization of intangibles	—	6,391	124	—	6,515
General and administrative	26,173	35,626	18,172	—	79,971
Goodwill impairment	—	—	—	—	—
Settlement of project dispute	—	—	—	—	—
Changes in fair value of contingent earnout	—	—	—	—	—
Acquisition costs	—	2,499	—	—	2,499
Other charges	—	12,694	—	—	12,694

Operating income (loss)	(26,173)	44,950	19,209	—	37,986
Other income (expense):
Equity in loss of consolidated subsidiaries	59,927	—	(1,817)	(58,110)	—
Interest expense, net	(6,803)	(908)	(649)	—	(8,360)
Loss on early extinguishment of debt	—	—	—	—	—
Other, net	—	(634)	(40)	—	(674)

Income (loss) from continuing operations before income taxes	26,951	43,408	16,703	(58,110)	28,952
Provision (benefit) for income taxes	9,128	(5,031)	3,431	—	7,528

Income (loss) from continuing operations	17,823	48,439	13,272	(58,110)	21,424
Income (loss) from discontinued operations net of provision for income taxes	—	—	(1,784)	—	(1,784)

Net income (loss)	17,823	48,439	11,488	(58,110)	19,640
Less: Income attributable to noncontrolling interest	—	—	—	(1,817)	(1,817)

Net income (loss) attributable to Willbros Group, Inc.	$17,823	$48,439	$11,488	$(59,927)	$17,823

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities of continuing operations	$7,180	$73,335	$(32,665)	$—	$47,850
Cash flows from operating activities of discontinued operations	—	—	(36,137)	—	(36,137)
Cash flows from investing activities	—	(4,372)	62,748	—	58,376
Cash flows from financing activities	(6,992)	(101,561)	(38,743)	—	(147,296)
Effect of exchange rate changes on cash and cash equivalents	—	—	(449)	—	(449)

Net increase (decrease) in cash and cash equivalents	188	(32,598)	(45,246)	—	(77,656)
Cash and cash equivalents of continuing operations at beginning of period (12/31/10)	19,477	54,085	60,743	—	134,305
Cash and cash equivalents of discontinued operations at beginning of period (12/31/10)	—	—	6,796	—	6,796

Cash and cash equivalents at beginning of period (12/31/10)	19,477	54,085	67,539	—	141,101
Cash and cash equivalents at end of period	19,665	21,487	22,293	—	63,445

Less: cash and cash equivalents of discontinued operations at end of period (12/31/11)	—	—	(4,759)	—	(4,759)

Cash and cash equivalents of continuing operations at end of period (12/31/11)	$19,665	$21,487	$17,534	$—	$58,686

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities of continuing operations	$(40,161)	$55,218	$25,298	$—	$40,355
Cash flows from operating activities of discontinued operations	—	656	5,860	—	6,516
Cash flows from investing activities	—	(383,572)	(21,079)	—	(404,651)
Cash flows from financing activities	34,698	255,574	7,523	—	297,795
Effect of exchange rate changes on cash and cash equivalents	—	—	2,402	—	2,402

Net increase (decrease) in cash and cash equivalents	(5,463)	(72,124)	20,004	—	(57,583)

Cash and cash equivalents of discontinuing operations at beginning of period (12/31/09)	24,940	126,209	45,754	—	196,903
Cash and cash equivalents of discontinued operations at beginning of period (12/31/09)	—	—	1,781	—	1,781

Cash and cash equivalents at beginning of period (12/31/09)	24,940	126,209	47,535	—	198,684
Cash and cash equivalents at end of period (12/31/10)	19,477	54,085	67,539	—	141,101
Less: cash and cash equivalents of discontinued operations at end of period (12/31/10)	—	—	(6,796)	—	(6,796)

Cash and cash equivalents of continuing operations at end of period (12/31/10)	$19,477	$54,085	$60,743	$—	$134,305

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2009
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities of continuing operations	$(99,895)	$169,598	$(10,733)	$—	$58,970
Cash flows from operating activities of discontinued operations	—	—	(11,666)	—	(11,666)
Cash flows from investing activities	—	(28,029)	(6,007)	—	(34,036)
Cash flows from financing activities	80,418	(134,515)	25,616	—	(28,481)
Effect of exchange rate changes on cash and cash equivalents	—	—	6,135	—	6,135

Net increase (decrease) in cash and cash equivalents	(19,477)	7,054	3,345	—	(9,078)
Cash and cash equivalents of continuing operations at beginning of period (12/31/08)	24,940	126,209	38,316	—	189,465

Cash and cash equivalents of discontinued operations at beginning of period (12/31/08)	—	—	18,297	—	18,297

Cash and cash equivalents at beginning of period (12/31/08)	24,940	126,209	56,613	—	207,762
Cash and cash equivalents at end of period	5,463	133,263	59,958	—	198,684

Less: cash and cash equivalents of discontinued operations at end of period (12/31/09)	—	—	(1,781)	—	(1,781)

Cash and cash equivalents of continuing operations at end of period (12/31/09)	$5,463	$133,263	$58,177	$—	$196,903